Accumulated other comprehensive income	12 Months Ended
Sep. 30, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated other comprehensive income	Accumulated other comprehensive income

	As at September 30, 2021	As at September 30, 2020
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $43,208 ($56,239 as at September 30, 2020)	611,230	1,002,804
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $41,611 ($63,692 as at September 30, 2020)	(267,149)	(417,462)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,369 ($4,049 as at September 30, 2020)	6,569	14,053
Net unrealized gains (losses) on cash flow hedges, net of accumulated income tax expense of $1,252 (net of accumulated income tax recovery of $2,554 as at September 30, 2020)	5,029	(5,935)
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $592 ($1,291 as at September 30, 2020)	2,191	4,340
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $11,084 ($18,920 as at September 30, 2020)	(26,290)	(52,090)
	331,580	545,710
For the year ended September 30, 2021, $412,000 of the net unrealized loss on cash flow hedges, net of income tax recovery of $623,000, previously recognized in other comprehensive income were reclassified in the consolidated statements of earnings ($5,616,000.00 of net unrealized gains on cash flow hedges, net of income tax expense of $1,648,000.00, were reclassified for the year ended September 30, 2020).
For the year ended September 30, 2021, $10,317,000 of the deferred gains of hedging on cross-currency swaps, net of income tax expense of $3,719,000, were also reclassified in the consolidated statements of earnings ($10,268,000 and $3,702,000, respectively for the year ended September 30, 2020).